Document and Entity Information	Jul. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001634432
Document Type	8-K
Document Period End Date	Jul. 23, 2021
Entity Registrant Name	STRONGBRIDGE BIOPHARMA plc
Entity Incorporation State Country Code	L2
Entity File Number	001-37569
Entity Tax Identification Number	98-1275166
Entity Address, Address Line One	900 Northbrook Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Trevose
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19053
City Area Code	(610)
Local Phone Number	254-9200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Share, par value $0.01 per share
Trading Symbol	SBBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false